Fair Value Disclosures	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures Text Block

NOTE 8: FAIR VALUE

Fair Value Hierarchy

“Fair value” is defined by ASC 820, Fair Value Measurements and Disclosures, as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for an asset or liability at the measurement date. GAAP establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1—inputs to the valuation methodology are quoted prices, unadjusted, for identical assets or liabilities in active markets.

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs that are observable for the asset or liability, either directly or indirectly.

Level 3—inputs to the valuation methodology are unobservable and reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset or liability.

Level changes in fair value measurements

Transfers between levels of the fair value hierarchy are generally recognized at the end of the reporting period. The Company monitors the valuation techniques utilized for each category of financial assets and liabilities to ascertain when transfers between levels have been affected. The nature of the Company’s financial assets and liabilities generally is such that transfers in and out of any level are expected to be infrequent. For the six months ended June 30, 2015, there were no transfers between levels and no changes in valuation techniques for the Company’s financial assets and liabilities.

Assets and liabilities measured at fair value on a recurring basis

Securities available-for-sale

Fair values of securities available for sale were primarily measured using Level 2 inputs. For these securities, the Company obtains pricing from third party pricing services. These third party pricing services consider observable data that may include broker/dealer quotes, market spreads, cash flows, benchmark yields, reported trades for similar securities, market consensus prepayment speeds, credit information, and the securities’ terms and conditions. On a quarterly basis, management reviews the pricing received from the third party pricing services for reasonableness given current market conditions. As part of its review, management may obtain non-binding third party broker quotes to validate the fair value measurements. In addition, management will periodically submit pricing provided by the third party pricing services to another independent valuation firm on a sample basis. This independent valuation firm will compare the price provided by the third party pricing service with its own price and will review the significant assumptions and valuation methodologies used with management.

Interest rate swap agreements

The carrying amount of interest rate swap agreements was included in other assets and accrued expenses and other liabilities on the accompanying consolidated balance sheets. The fair value measurements for our interest rate swap agreements were based on information obtained from a third party bank. This information is periodically tested by the Company and validated against other third party valuations. If needed, other third party market participants may be utilized to corroborate the fair value measurements for our interest rate swap agreements. The Company classified these derivative assets and liabilities within Level 2 of the valuation hierarchy. These swaps qualify as derivatives, but are not designated as hedging instruments.

The following table presents the balances of the assets and liabilities measured at fair value on a recurring basis as of June 30, 2015 and December 31, 2014, respectively, by caption, on the accompanying consolidated balance sheets by ASC 820 valuation hierarchy (as described above).

		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(Dollars in thousands)	Amount	(Level 1)	(Level 2)	(Level 3)
June 30, 2015:
Securities available-for-sale:
Agency obligations	$60,219	—	60,219	—
Agency RMBS	122,113	—	122,113	—
State and political subdivisions	70,574	—	70,574	—
Total securities available-for-sale	252,906	—	252,906	—
Other assets (1)	552	—	552	—
Total assets at fair value	$253,458	—	253,458	—

Other liabilities(1)	$552	—	552	—
Total liabilities at fair value	$552	—	552	—

December 31, 2014:
Securities available-for-sale:
Agency obligations	$60,249	—	60,249	—
Agency RMBS	135,043	—	135,043	—
State and political subdivisions	72,311	—	72,311	—
Total securities available-for-sale	267,603	—	267,603	—
Other assets (1)	634	—	634	—
Total assets at fair value	$268,237	—	268,237	—

Other liabilities(1)	$634	—	634	—
Total liabilities at fair value	$634	—	634	—

(1)Represents the fair value of interest rate swap agreements.

Assets and liabilities measured at fair value on a nonrecurring basis

Loans held for sale

Loans held for sale are carried at the lower of cost or fair value. Fair values of loans held for sale are determined using quoted market secondary market prices for similar loans. Loans held for sale are classified within Level 2 of the fair value hierarchy.

Impaired Loans

Loans considered impaired under ASC 310-10-35, Receivables, are loans for which, based on current information and events, it is probable that the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans can be measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price, or the fair value of the collateral less selling costs if the loan is collateral dependent.

The fair value of impaired loans were primarily measured based on the value of the collateral securing these loans. Impaired loans are classified within Level 3 of the fair value hierarchy. Collateral may be real estate and/or business assets including equipment, inventory, and/or accounts receivable. The Company determines the value of the collateral based on independent appraisals performed by qualified licensed appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Appraised values are discounted for costs to sell and may be discounted further based on management’s historical knowledge, changes in market conditions from the date of the most recent appraisal, and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts by management are subjective and are typically significant unobservable inputs for determining fair value. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors discussed above.

Other real estate owned

Other real estate owned, consisting of properties obtained through foreclosure or in satisfaction of loans, are initially recorded at the lower of the loan’s carrying amount or the fair value less costs to sell upon transfer of the loans to other real estate. Subsequently, other real estate is carried at the lower of carrying value or fair value less costs to sell. Fair values are generally based on third party appraisals of the property and are classified within Level 3 of the fair value hierarchy. The appraisals are sometimes further discounted based on management’s historical knowledge, and/or changes in market conditions from the date of the most recent appraisal, and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts are typically significant unobservable inputs for determining fair value. In cases where the carrying amount exceeds the fair value, less costs to sell, a loss is recognized in noninterest expense.

Mortgage servicing rights, net

Mortgage servicing rights, net, included in other assets on the accompanying consolidated balance sheets, are carried at the lower of cost or estimated fair value. MSRs do not trade in an active market with readily observable prices. To determine the fair value of MSRs, the Company engages an independent third party. The independent third party’s valuation model calculates the present value of estimated future net servicing income using assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rates, default rates, cost to service, escrow account earnings, contractual servicing fee income, ancillary income, and late fees. Periodically, the Company will review broker surveys and other market research to validate significant assumptions used in the model. The significant unobservable inputs include prepayment speeds or the constant prepayment rate (“CPR”) and the weighted average discount rate. Because the valuation of MSRs requires the use of significant unobservable inputs, all of the Company’s MSRs are classified within Level 3 of the valuation hierarchy.

The following table presents the balances of the assets and liabilities measured at fair value on a nonrecurring basis as of June 30, 2015 and December 31, 2014, respectively, by caption, on the accompanying consolidated balance sheets and by FASB ASC 820 v

		Quoted Prices in
		Active Markets	Other	Significant
		for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(Dollars in thousands)	Amount	(Level 1)	(Level 2)	(Level 3)
June 30, 2015:
Loans held for sale	$3,875	—	3,875	—
Loans, net(1)	1,851	—	—	1,851
Other real estate owned	499	—	—	499
Other assets (2)	2,359	—	—	2,359
Total assets at fair value	$8,584	—	3,875	4,709
December 31, 2014:
Loans held for sale	$1,974	—	1,974	—
Loans, net(1)	3,077	—	—	3,077
Other real estate owned	534	—	—	534
Other assets (2)	2,388	—	—	2,388
Total assets at fair value	$7,973	—	1,974	5,999

(1)Loans considered impaired under ASC 310-10-35, Receivables. This amount reflects the recorded investment in impaired loans, net of any related allowance for loan losses.
(2)Represents MSRs, net, carried at lower of cost or estimated fair value.

Quantitative Disclosures for Level 3 Fair Value Measurements

At June 30, 2015, the Company had no Level 3 assets measured at fair value on a recurring basis. For Level 3 assets measured at fair value on a non-recurring basis at June 30, 2015, the significant unobservable inputs used in the fair value measurements are presented below.

				Weighted
	Carrying			Average
(Dollars in thousands)	Amount	Valuation Technique	Significant Unobservable Input	of Input
Nonrecurring:
Impaired loans	$1,851	Appraisal	Appraisal discounts (%)	22.4%
Other real estate owned	499	Appraisal	Appraisal discounts (%)	26.7%
Mortgage servicing rights, net	2,359	Discounted cash flow	Prepayment speed or CPR (%)	10.3%
			Discount rate (%)	10.0%

Fair Value of Financial Instruments

ASC 825, Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value. The assumptions used in the estimation of the fair value of the Company’s financial instruments are explained below. Where quoted market prices are not available, fair values are based on estimates using discounted cash flow analyses. Discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. The following fair value estimates cannot be substantiated by comparison to independent markets and should not be considered representative of the liquidation value of the Company’s financial instruments, but rather are a good-faith estimate of the fair value of financial instruments held by the Company. ASC 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements.

The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

Loans, net

Fair values for loans were calculated using discounted cash flows. The discount rates reflected current rates at which similar loans would be made for the same remaining maturities. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820 and generally produces a higher value than an exit-price approach. Expected future cash flows were projected based on contractual cash flows, adjusted for estimated prepayments.

Loans held for sale

Fair values of loans held for sale are determined using quoted secondary market prices for similar loans.

Time Deposits

Fair values for time deposits were estimated using discounted cash flows. The discount rates were based on rates currently offered for deposits with similar remaining maturities.

Long-term debt

The fair value of the Company’s fixed rate long-term debt is estimated using discounted cash flows based on estimated current market rates for similar types of borrowing arrangements. The carrying amount of the Company’s variable rate long-term debt approximates its fair value.

The carrying value, related estimated fair value, and placement in the fair value hierarchy of the Company’s financial instruments at June 30, 2015 and December 31, 2014 are presented below. This table excludes financial instruments for which the carrying amount approximates fair value. Financial assets for which fair value approximates carrying value included cash and cash equivalents. Financial liabilities for which fair value approximates carrying value included noninterest-bearing demand deposits, interest-bearing demand deposits, and savings deposits due to these products having no stated maturity. In addition, financial liabilities for which fair value approximates carrying value included overnight borrowings such as federal funds purchased and securities sold under agreements to repurchase.

			Fair Value Hierarchy
	Carrying	Estimated	Level 1	Level 2	Level 3
(Dollars in thousands)	amount	fair value	inputs	inputs	Inputs
June 30, 2015:
Financial Assets:
Loans, net (1)	$403,609	$408,327	$—	$—	$408,327
Loans held for sale	3,875	3,897	—	3,897	—
Financial Liabilities:
Time Deposits	$231,634	$233,385	$—	$233,385	$—
Long-term debt	7,217	7,217	—	7,217	—

December 31, 2014:
Financial Assets:
Loans, net (1)	$398,118	$407,839	$—	$—	$407,839
Loans held for sale	1,974	2,044	—	2,044	—
Financial Liabilities:
Time Deposits	$249,126	$251,365	$—	$251,365	$—
Long-term debt	12,217	12,558	—	12,558	—

(1) Represents loans, net of unearned income and the allowance for loan losses.